Related Party Balances and Transactions (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Due to related parties	$ 4,085	$ 63,134	$ 60,562
Nancy Louise Jones
Due to related parties		60,562	60,562
OthersMember
Due to related parties		$ 2,572